Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loans, including fees:
Taxable	$ 5,161,679	$ 5,974,485	$ 6,645,321
Tax-exempt	463,776	522,058	536,473
Debt securities:
Taxable	2,427,044	3,206,117	3,463,178
Tax-exempt	1,735,279	1,459,879	1,163,007
Other interest and dividend income	50,787	44,676	49,908
Federal funds sold			8
Total interest and dividend income	9,838,565	11,207,215	11,857,895
INTEREST EXPENSE
Deposits	1,492,604	1,942,354	2,657,832
Federal funds purchased and repurchase agreements	122,145	108,364	112,297
Federal Home Loan Bank borrowings	174,547	178,589	285,373
Total interest expense	1,789,296	2,229,307	3,055,502
Net interest income	8,049,269	8,977,908	8,802,393
PROVISION (CREDIT) FOR LOAN LOSSES	(248,000)	600,000	220,000
Net interest income after provision (credit) for loan losses	8,297,269	8,377,908	8,582,393
NONINTEREST INCOME
Service charges and other fees	452,843	494,992	594,126
Net gains on available for sale securities	1,090,703	730,897	565,274
Other operating income	808,066	808,042	817,182
Total noninterest income	2,351,612	2,033,931	1,976,582
NONINTEREST EXPENSE
Salary and employee benefits	3,739,986	3,833,789	3,822,492
Net occupancy expense of premises	1,527,617	1,493,529	1,420,868
Other operating expenses	2,336,556	2,298,760	2,479,538
Total noninterest expense	7,604,159	7,626,078	7,722,898
Income before income taxes	3,044,722	2,785,761	2,836,077
INCOME TAXES	506,962	331,616	496,796
Net income	$ 2,537,760	$ 2,454,145	$ 2,339,281
WEIGHTED AVERAGE SHARES OUTSTANDING	1,718,730	1,718,730	1,718,730
EARNINGS PER COMMON SHARE	$ 1.48	$ 1.43	$ 1.36
DIVIDENDS PER COMMON SHARE	$ 0.73	$ 0.73	$ 0.70